Putnam Managed Municipal Income Trust
The fund's portfolio
1/31/25 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FCS — Farm Credit System
G.O. Bonds — General Obligation Bonds
Q-SBLF — Qualified School Board Loan Fund
TAN — Tax Anticipation Notes

MUNICIPAL BONDS AND NOTES (136.1%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.6%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	$5,125,000	$4,782,449

			4,782,449
Arizona (5.3%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds
(BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	505,707
(Somerset Academy of Las Vegas), 4.00%, 12/15/41	BB	500,000	448,729
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB+	2,330,000	2,232,538
5.00%, 2/15/38	BBB+	500,000	502,597
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	755,654
Maricopa Cnty., Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Grand Canyon U.), 7.375%, 10/1/29	Ba1	1,800,000	1,831,235
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 5.00%, 7/1/44	BBB	1,700,000	1,699,925
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	250,011
5.00%, 7/1/35	BB	900,000	902,371
Ser. A, 5.00%, 7/1/35	BB	600,000	601,629
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.875%, 11/15/52	BBB+/P	1,500,000	1,617,620
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,150,226
5.00%, 12/1/32	A3	570,000	611,439
Sierra Vista, Indl. Dev. Auth. Ed. Fac. 144A Rev. Bonds, (American Leadership Academy, Inc.), 5.00%, 6/15/64	BB/P	300,000	287,073
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	750,000	750,151
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	500,067

			15,646,972
California (9.2%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	A-/P	475,000	408,448
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A, 5.00%, 11/15/56	B-/P	750,000	688,659
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	4,345,000	345,490
CA State Infrastructure & Econ. Dev. Bk. 144A Rev. Bonds, (DesertXpress Enterprises, LLC), 8.00%, 1/1/50	C/P	800,000	823,930
CA State Muni. Fin. Auth. Rev. Bonds, (Orchard Park Student Hsg.), BAM, 3.00%, 5/15/54	AA	2,410,000	1,836,708
CA State Muni. Fin. Auth. 144A Rev. Bonds
(Westside Neighborhood School), 6.20%, 6/15/54	BB	800,000	860,695
(Catalyst Impact Fund 1, LLC), Class I, 6.00%, 1/1/39	BB/P	800,000	832,406
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB+/P	5,410,000	1,185,233
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	1,901,368
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB+/P	2,000,000	1,393,019
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BBB-/P	2,690,000	2,340,715
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB/P	1,765,000	1,298,149
(Jefferson-Anaheim), 3.125%, 8/1/56	BBB+/P	3,125,000	2,377,537
(City of Orange Portfolio), 3.00%, 3/1/57	BBB+/P	550,000	386,400
(Jefferson-Anaheim), 2.875%, 8/1/41	A-/P	855,000	773,427
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	1,200,000	1,091,851
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/41	BB/P	450,000	420,884
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
4.00%, 5/1/49	AA-	7,420,000	6,904,921
4.00%, 5/1/49 (Prerefunded 5/1/29)	AA-/P	80,000	80,585
San Francisco, City & Cnty. Dev. 144A Special Tax, (Dist. No. 2020-1 Mission Rock Fac. & Svcs.), Ser. A, 4.00%, 9/1/41	B+/P	500,000	465,992
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	670,000	672,243

			27,088,660
Colorado (3.0%)
Canyons Metro. G.O. Bonds, Ser. B, 6.50%, 12/1/54	B-/P	300,000	309,308
CO State Edl. & Cultural Auth. Rev. Bonds, (Aspen View Academy, Inc.)
4.00%, 5/1/51	Baa3	350,000	298,629
4.00%, 5/1/41	Baa3	175,000	161,177
4.00%, 5/1/36	Baa3	150,000	145,450
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,255,801
5.00%, 1/1/31	BB/P	500,000	503,476
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	A-/P	1,650,000	1,648,887
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise), 5.25%, 12/1/50	BB+/P	875,000	870,308
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/41	BB-/P	1,000,000	912,903
Sky Dance Metro. G.O. Bonds, Ser. A, 6.00%, 12/1/54	B-/P	375,000	376,194
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	502,527
Sterling Ranch Cmnty. Auth. Board Rev. Bonds
(Metro. Dist. No. 4 Subdist. A), Ser. A, 6.50%, 12/1/54	B/P	1,000,000	1,037,164
(Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BBB/P	450,000	409,356
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. B, 6.875%, 12/15/52	B-/P	300,000	293,479

			8,724,659
Connecticut (1.2%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	3,500,000	3,519,651

			3,519,651
Delaware (1.4%)
Bridgeville, 144A Special Tax Bonds, (Heritage Shores Special Dev. Dist.), 5.25%, 7/1/44	BB+/P	875,000	901,958
DE State Econ. Dev. Auth. Rev. Bonds
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB	1,035,000	1,009,770
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	705,000	709,812
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	997,000	979,621
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	490,000	488,237

			4,089,398
District of Columbia (6.5%)
DC G.O. Bonds, Ser. A, 5.00%, 1/1/45	Aaa	6,675,000	7,130,556
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/36	A3	1,365,000	1,549,012
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/35	A3	1,140,000	1,289,830
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	1,000,000	947,171
(DC Intl. School), 5.00%, 7/1/49	BBB	1,275,000	1,281,877
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,500,000	2,503,300
(DC Intl. School), 5.00%, 7/1/39	BBB	400,000	410,520
(KIPP DC), 4.00%, 7/1/44	BBB+	750,000	691,720
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	400,000	377,646
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B/P	7,500,000	1,988,733
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,065,000	953,303

			19,123,668
Florida (11.7%)
Cap. Projects Fin. Auth. Student Hsg. 144A Rev. Bonds, (PRG - UnionWest Properties, LLC)
Ser. A-1, 5.00%, 6/1/54	Ba1	750,000	736,356
zero %, 6/1/62(STP)	BB-/P	7,950,000	1,134,313
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	486,709
Cap. Trust Agcy. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB-/P	1,900,000	1,805,414
(Wonderful Foundation Charter School Holdings, LLC), 4.50%, 1/1/35	BB-/P	740,000	738,801
Central Parc Cmnty. Dev. Dist. 2024 Special Assmt. Bonds, 6.00%, 5/1/54	BB/P	750,000	755,790
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (MSKP Town & Country Util., LLC), Ser. A, 4.00%, 10/1/41	B+/P	1,000,000	920,125
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	700,000	667,459
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	500,000	426,466
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	1,500,000	1,467,873
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U.), 5.00%, 3/1/44	BB	1,370,000	1,088,347
4.125%, 12/1/54	A2	1,000,000	912,908
FL State Muni Loan Council Cap. Impt. Special Assmt. Bonds
5.40%, 5/1/54	A-/P	825,000	834,503
5.15%, 5/1/44	A-/P	650,000	659,982
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,312,867
Hobe-St. Lucie Conservancy Dist. Special Assmt. Bonds, (Unit of Dev. No. 1A), 5.875%, 5/1/55	BB-/P	500,000	512,923
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	750,000	746,771
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	740,000	741,397
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	927,349
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds
(Taylor Ranch), 6.30%, 5/1/54	BB+/P	1,140,000	1,200,493
Ser. 24, 5.25%, 5/1/44	BBB-/P	585,000	583,792
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	250,000	212,640
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point), Ser. C, 5.00%, 11/15/54	BBB+	1,200,000	1,218,476
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,240,162
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	2,570,000	2,312,817
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	625,000	574,356
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,600,000	1,550,948
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	1,690,000	1,699,875
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BB+/F	1,000,000	1,008,654
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,375,504
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/41	BB+/F	500,000	430,095
4.00%, 12/15/36	BB+/F	355,000	324,989
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 24, 5.125%, 5/1/54	BB/P	525,000	506,927
Venice, 144A Rev. Bonds, (Southwest FL Retirement Ctr., Inc.), Ser. A1, 5.625%, 1/1/60	BB+/F	375,000	381,966
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	450,000	450,212
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	670,000	668,568
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/40	BB-/P	2,410,000	2,071,986

			34,688,813
Georgia (6.0%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	740,000	730,681
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	25,000	25,243
5.00%, 7/15/30	Baa2	685,000	686,491
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	15,000	15,146
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 3.00%, 4/1/45	A+	1,785,000	1,403,647
Coweta Cnty., Dev. Auth. Rev. Bonds, (Piedmont Healthcare, Inc.), 5.00%, 7/1/44	AA-	4,000,000	4,123,208
DeKalb Cnty., Dev. Auth. Rev. Bonds, (GLOBE Academy, Inc. (The)), Ser. A, 5.00%, 6/1/63	Baa2	515,000	488,962
Gainesville and Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), 3.00%, 2/15/51	A	2,000,000	1,501,835
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.), 5.00%, 1/1/54	BB+/P	2,980,000	2,855,452
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	2,200,000	2,350,002
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A1	3,345,000	3,438,646

			17,619,313
Illinois (8.9%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB	1,000,000	1,019,331
Ser. A, 5.00%, 1/1/30	BBB	1,800,000	1,893,410
Ser. B, 4.00%, 1/1/38	BBB	2,747,000	2,601,307
Chicago, Special Assmt.
3.38%, 12/1/31	BBB/P	341,000	322,221
3.04%, 12/1/28	BBB/P	241,000	232,439
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,496,870
Ser. A, 5.00%, 12/1/40	BB+	500,000	504,502
Ser. H, 5.00%, 12/1/36	BB+	2,100,000	2,114,468
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/41	A	1,000,000	1,049,801
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A+	700,000	721,938
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	233,000	233,106
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/40	A3	2,100,000	2,282,962
Ser. A, 5.00%, 5/1/38	A3	1,000,000	1,036,362
IL State Fin. Auth. Rev. Bonds
(Plymouth Place Oblig. Group), 5.00%, 5/15/56	BB+/F	815,000	724,518
(Plymouth Place Oblig. Group), 5.00%, 5/15/51	BB+/F	1,000,000	907,665
(Plymouth Place Oblig. Group), 5.00%, 5/15/41	BB+/F	400,000	386,141
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A-	700,000	714,954
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	1,500,000	1,501,079
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,200,000	1,212,477
Metro. Pier & Exposition Auth. Rev. Bonds
4.00%, 12/15/47	A	2,100,000	1,891,862
(McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.95%, 6/15/31), 12/15/47(STP)	A	1,500,000	1,076,055
Northern IL U. Rev. Bonds, Ser. B, BAM, 4.00%, 4/1/39	AA	500,000	489,613
Sales Tax Securitization Corp. Rev. Bonds, Ser. A, 4.00%, 1/1/38	A+	1,750,000	1,752,032

			26,165,113
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF - Tippecanoe, LLC), 5.125%, 6/1/58	BBB-	500,000	507,254

			507,254
Iowa (0.7%)
IA State Fin. Auth. Rev. Bonds
(Lifespace Cmnty., Inc.), Ser. B, 7.50%, 5/15/53	BBB/F	600,000	676,995
(Lifespace Cmnty., Inc. ), Ser. A, 5.125%, 5/15/59	BBB/F	1,500,000	1,500,429

			2,177,424
Kansas (0.1%)
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	315,000	309,134

			309,134
Kentucky (0.3%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	823,289
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	125,000	126,903

			950,192
Louisiana (1.0%)
LA Pub. Fac. Auth. Rev. Bonds
(Calcasieu River Bridge), 5.75%, 9/1/64	Baa3	1,500,000	1,623,942
(U. of Tulane), 4.00%, 12/15/50 (Prerefunded 12/15/27)	AAA/P	20,000	20,583
LA State Local Govt. Env. Fac. & Cmnty. Dev. Auth. 144A Rev. Bonds, (Christwood), 5.25%, 11/15/53	BB/P	1,300,000	1,299,891

			2,944,416
Maine (0.2%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	500,000	502,408

			502,408
Maryland (1.7%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	548,000	556,795
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	A/P	1,410,000	1,264,890
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	495,837
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington)
4.00%, 9/1/50	B+/P	750,000	634,456
4.00%, 9/1/40	B+/P	755,000	698,382
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,006,891
Westminster, Rev. Bonds, (Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	250,000	250,169

			4,907,420
Massachusetts (1.0%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/39	BB-/P	1,000,000	1,005,053
MA State Dev. Fin. Agcy. Rev. Bonds, (Lasell U.), 4.00%, 7/1/40	BB	1,000,000	832,577
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (CHF Merrimack, Inc.), 5.00%, 7/1/60	BB	1,000,000	999,955
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	995,000	10

			2,837,595
Michigan (5.1%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Baa2	750,000	770,951
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	3,975,000	3,094,072
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	745,654
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,150,000	2,024,479
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	500,000	400,998
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	1,000,000	651,054
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	3,576,000	3,555,510
4.00%, 5/1/50(T)	Aa1	4,023,000	3,869,040

			15,111,758
Minnesota (0.9%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	342,411
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	448,427
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,250,000	888,435
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	965,000	965,516

			2,644,789
Missouri (4.5%)
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	2,270,000	1,815,771
4.00%, 5/1/38	BB+	900,000	768,799
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,900,000	1,478,431
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds, (Children's Mercy Hosp.), Ser. A, 4.00%, 5/15/48	AA-	5,600,000	5,241,160
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	727,464
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.25%, 9/1/53	BB+/F	3,250,000	3,216,627

			13,248,252
Nevada (1.5%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	375,000	377,083
Las Vegas, Special Assmt. Bonds
(Dist. No. 815), 5.00%, 12/1/49	B+/P	595,000	574,745
(Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB+/P	650,000	504,015
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	BBB-/P	200,000	201,701
Las Vegas, Special Assmt. Dist. No. 817 Special Assmt. Bonds, (Summerlin Village 29)
6.00%, 6/1/53	BB-/P	500,000	516,435
6.00%, 6/1/48	BB-/P	350,000	364,892
5.75%, 6/1/43	BB-/P	500,000	520,070
5.50%, 6/1/38	BB-/P	375,000	392,670
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BBB/P	590,000	523,683
4.00%, 6/1/39	BBB/P	415,000	389,283

			4,364,577
New Hampshire (1.5%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.)
Ser. 24-3, Class A, 4.164%, 10/20/41	A2	997,105	946,249
Ser. 2, 3.625%, 8/20/39	A3	2,240,993	2,103,956
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	250,000	252,199
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,012,415

			4,314,819
New Jersey (0.6%)
NJ State Econ. Dev. Auth. Rev. Bonds, (Ashland School, Inc.), 6.00%, 10/1/33	BBB	900,000	901,448
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	500,000	500,724
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.50%, 7/1/58	BBB-	450,000	463,443

			1,865,615
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	508,438

			508,438
New York (8.2%)
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/35	A3	3,000,000	3,023,013
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	700,000	628,363
Ser. A-2B, 5.00%, 6/1/45	BB+	3,000,000	2,769,240
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,000,000	2,247,982
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	4,215,000	3,123,406
2.875%, 11/15/46	A+	1,860,000	1,364,636
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,000,000	1,496,490
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	750,709
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.)
5.625%, 4/1/40	Baa3	1,000,000	1,065,972
5.00%, 10/1/40	Baa3	1,250,000	1,286,268
Oneida Indian Nation 144A Rev. Bonds, (Oneida Indian Nation of NY), Ser. A, 8.00%, 9/1/40	BBB-/F	1,000,000	980,339
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49(T)	Aa3	2,460,000	2,525,313
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB-/P	2,000,000	2,069,320
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	800,000	718,091

			24,049,142
North Carolina (1.3%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/36	BBB/F	2,320,000	2,241,229
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	498,689
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	969,207

			3,709,125
North Dakota (1.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst.), Ser. A, AGM
5.00%, 12/1/53	AA	2,000,000	2,042,056
5.00%, 12/1/48	AA	350,000	360,376
Horace, G.O. Bonds, Ser. C, 4.75%, 5/1/44	Baa3	1,100,000	1,101,424

			3,503,856
Ohio (3.1%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	CCC/P	470,000	423,408
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	1,300,000	966,206
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,510,150
Northeast Ohio Med. U. Rev. Bonds, Ser. A
4.00%, 12/1/45	Baa1	450,000	400,768
3.00%, 12/1/40	Baa1	1,575,000	1,272,072
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,161,578
OH State Higher Edl. Fac. Comm. Rev. Bonds, 5.25%, 5/1/54	Baa1	1,500,000	1,551,229
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	1,320,000	1,289,554
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	B+/F	150,000	134,296
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	500,000	546,995

			9,256,256
Oregon (0.1%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BB+/F	260,000	260,003

			260,003
Pennsylvania (5.9%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,242,903
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	751,873
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	950,777
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	472,843
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	2,040,000	1,848,145
Lancaster, Muni. Auth. Hlth. Care Fac. Rev. Bonds, (Garden Spot Village), Ser. A, 5.00%, 5/1/49	BBB-/F	900,000	928,851
Lehigh Cnty., General Purpose Auth. Rev. Bonds, (Muhlenberg College), 5.25%, 2/1/49	A3	2,200,000	2,269,876
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/51	BB	1,000,000	799,942
Maxatawny Twp., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), Ser. A
5.00%, 1/1/42	BBB/F	1,450,000	1,471,936
5.00%, 1/1/41	BBB/F	1,400,000	1,425,308
PA State Econ. Dev. Fin. Auth. Mandatory Put Bonds (6/1/27), (Talen Energy Supply, LLC), Ser. B, 5.25%, 12/1/37	B2	500,000	505,493
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	1,000,000	1,089,869
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of Arts (The))
12.834%, 3/5/25(F)	C/P	528,076	474,588
12.834%, 3/5/25(F)	C/P	55,191	54,087
12.834%, 3/5/25(F)	C/P	200,669	196,656
12.834%, 3/5/25(F)	C/P	158,423	142,990
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (U. of Arts (The))
5.00%, 3/15/45 (In default)(NON)	D/P	2,582,526	1,549,516
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	40,000	42,561
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A Rev. Bonds, (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	1,300,000	1,233,655

			17,451,869
Puerto Rico (4.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB-/P	3,388,447	3,204,929
4.00%, 7/1/37	BB-/P	3,000,000	2,935,581
4.00%, 7/1/33	BB-/P	1,920,000	1,910,983
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 4.75%, 7/1/53	BBB-/P	4,700,000	4,618,611
PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default)(NON)	D/P	2,500,000	1,218,750

			13,888,854
South Carolina (5.4%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB-/P	1,000,000	894,286
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/49	Ba1	1,000,000	971,855
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	500,000	498,509
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,020,000	722,235
SC State Jobs Econ. Dev. Auth. Hlth. Care Rev. Bonds, 5.75%, 11/15/54	BB	1,000,000	1,048,448
SC State Public Svc Auth. Rev. Bonds Ser. B
4.00%, 12/1/41(T)	A2	4,000,000	3,895,440
4.00%, 12/1/42(T)	A2	5,250,000	5,136,128
4.00%, 12/1/51(T)	A2	3,000,000	2,771,610

			15,938,511
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	1,500,000	1,229,435

			1,229,435
Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	1,750,000	1,386,550
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/39	A1	1,000,000	1,094,842

			2,481,392
Texas (10.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Wayside Schools), Ser. A, 4.00%, 8/15/41	BB	610,000	533,779
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds
(Magellan School (The)), 6.375%, 6/1/62	Ba3	1,100,000	1,135,888
(BASIS TX Charter Schools, Inc.), 5.00%, 6/15/64	Ba2	1,200,000	1,175,645
Austin, 144A Special Assmt. Bonds, (Whisper Valley Pub. Impt. Dist. Impt. Area 3)
5.25%, 11/1/53	BB/P	750,000	744,561
5.00%, 11/1/44	BB/P	555,000	546,950
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	2,500,000	2,516,043
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A-	1,200,000	1,086,702
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/45	AA+	7,000,000	7,286,421
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	253,168
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	1,000,000	985,222
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB	2,500,000	2,502,378
(United Airlines, Inc.), 4.00%, 7/1/41	BB-/F	1,250,000	1,174,112
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	1,250,000	1,310,553
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	899,223
San Antonio, Elec. & Gas Syst. Rev. Bonds, Ser. C, 5.50%, 2/1/49	Aa2	5,000,000	5,541,153
Tarrant Cnty., Cultural Edl. Fac. Fin. Corp. Rev. Bonds, (Cumberland Rest, Inc. (The)), 5.00%, 10/1/49	A-/F	1,000,000	1,045,147
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/30	A1	1,000,000	1,054,763
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	700,000	360,490
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/37	Baa2	900,000	746,518

			30,898,716
Utah (1.9%)
Black Desert Pub. Infrastructure Dist. 144A Special Assmt. Bonds, 5.625%, 12/1/53	BB+/P	1,300,000	1,311,114
Infrastructure Agcy. Telecomm. Rev. Bonds, 6.00%, 10/15/47	BBB-/F	1,350,000	1,473,433
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	1,045,000	1,031,244
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,250,000	1,065,211
Mida Mountain Village, Pub. Infrastructure Dist. 144A Tax Alloc. Bonds, Ser. 2, 6.00%, 6/15/54	CCC+/P	500,000	518,919
Skyridge Pegasus Infrastructure Fin. Dist. 144A Special Assmt. Bonds, 5.25%, 12/1/44	B-/P	300,000	297,748

			5,697,669
Virginia (2.7%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	995,000	995,176
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	420,000	399,615
James City Cnty., Econ. Dev. Auth. Rev. Bonds
(Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	1,235,000	1,034,868
(VA United Methodist Homes, Inc. Oblig. Group), Ser. A, 4.00%, 6/1/47	BB/P	1,000,000	813,972
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	460,000	460,000
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	500,430
VA State Small Bus. Fin. Auth. Hlth. Care Fac. Rev. Bonds, (Bon Secours Mercy Hlth., Inc.), 4.00%, 12/1/49	A+	4,000,000	3,756,900

			7,960,961
Washington (4.9%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/53	BB+	3,000,000	3,308,226
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	768,859
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 5.50%, 12/1/54	Baa3	1,000,000	1,048,843
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/48	A-/F	1,200,000	1,235,884
(Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	443,917
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	580,000	540,714
Ser. 1, Class A, 4.221%, 3/20/40	A3	748,625	725,596
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	103,907	97,120
Ser. 1, Class A, 3.375%, 4/20/37	BBB+	3,166,909	2,848,872
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,177,067
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds
(Seattle Academy of Arts & Sciences), 6.375%, 7/1/63	BBB	660,000	719,674
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/56	Ba2	1,130,000	1,078,353
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/50	Ba2	500,000	484,593

			14,477,718
West Virginia (2.0%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B, 6.00%, 9/1/48	Baa1	5,250,000	5,849,764

			5,849,764
Wisconsin (8.8%)
Pub. Fin. Auth. Tax Alloc. Bonds, (Southeast Overtown Pk. West. Cmnty. Redev. Agcy.), 5.00%, 6/1/41	B+/P	625,000	642,824
Pub. Fin. Auth. 144A Rev. Bonds
(Foundation Academy Charter School), 5.00%, 7/1/55	BB+	1,000,000	954,882
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	1,700,000	1,616,489
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/40	BB	1,085,000	1,108,670
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	2,000,000	1,444,411
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy), 5.00%, 6/15/54	BB+/P	910,000	866,917
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,101,992
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	300,307
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	1,425,000	1,454,730
Pub. Fin. Auth. Multi-Fam. Hsg. 144A Rev. Bonds, (Promenade Apt.), 6.25%, 2/1/39	BB-/P	800,000	820,441
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	2,141,407	2,222,954
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	800,000	773,026
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds
(CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB-	1,000,000	1,054,474
(UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	600,000	472,559
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds, 5.00%, 2/1/54	BBB-	900,000	904,041
WI Pub. Fin. Auth. Hotel Rev. Bonds
(Grand Hyatt), 5.00%, 2/1/62	BBB-	800,000	809,428
(Grand Hyatt Sanitary), 5.00%, 2/1/52	BBB-	1,500,000	1,523,190
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	1,000,000	1,045,239
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(PHW Menomonee Falls, Inc.), 6.125%, 10/1/59	BB-/P	300,000	310,470
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	650,000	524,825
(St. John's Communities, Inc.), 4.00%, 9/15/45	BBB/F	1,150,000	1,017,951
(St. John's Communities, Inc.), 4.00%, 9/15/41	BBB/F	270,000	248,946
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,000,000	3,858,708
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	383,873
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	945,391

			26,406,738

Total municipal bonds and notes (cost $404,692,732)			$401,702,796

SHORT-TERM INVESTMENTS (0.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.54%(AFF)	Shares	2,236,775	$2,236,775
U.S. Treasury Bills 4.312%, 4/8/25(SEG)		$200,000	198,509

Total short-term investments (cost $2,435,231)			$2,435,284
TOTAL INVESTMENTS

Total investments (cost $407,127,963)			$404,138,080

FUTURES CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	13	$1,540,094	$1,540,094	Mar-25	$93,929

Unrealized appreciation					93,929

Unrealized (depreciation)					—

Total					$93,929

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Managed Municipal Income Trust (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified closed-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $295,065,705.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$3,560,890	$19,118,346	$20,442,461	$84,219	$2,236,775

	Total Short-term investments	$3,560,890	$19,118,346	$20,442,461	$84,219	$2,236,775
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $97,226.
(F)	This security is valued by Franklikn Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.25%, 4.38%, 4.30%, and 4.25%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	30.7%
	Education	29.4
	Land	13.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $22,706,344 were held by the TOB trust and served as collateral for $12,565,284 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $104,900 for these investments based on an average interest rate of 3.31%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$400,834,475	$868,321
Short-term investments	—	2,435,284	—

Totals by level	$—	$403,269,759	$868,321
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$93,929	$—	$—

Totals by level	$93,929	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com